SHARE BASED COMPENSATION (Summary of Stock Option Activity) (Details) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Number of Options
Options outstanding	6,371,250
Granted	6,274,166	140,000	1,190,000
Forfeited	(112,500)
Expired	(7,500)
Exercised	(150,000)
Options outstanding	12,375,416	6,371,250
Options vested or expected to vest	8,693,171
Options exercisable	7,353,583
Weighted Average Exercise Price
Options outstanding	$ 0.25
Granted	$ 1.49
Forfeited	$ 1.49
Expired	$ 1.49
Exercised	$ 0.25
Options outstanding	$ 0.87	$ 0.25
Options vested or expected to vest	$ 0.47
Options exercisable	$ 0.51
Weighted Average Remaining Contract Life
Options outstanding	7 years 2 months 23 days
Options vested or expected to vest	6 years 7 days
Options exercisable	6 years 25 days
Aggregate Intrinsic Value
Options outstanding	$ 5,016,816
Options vested or expected to vest	5,763,445
Options exercisable	$ 4,689,250